SEGMENT INFORMATION - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Operations:
Total operating revenues	$ 267,740	$ 260,273	$ 261,388
Vessel operating expenses	72,802	64,366	57,252
Voyage, charterhire and commission expenses	2,444	669	1,544
Administrative (income)/expenses	(38,100)	(35,311)	(34,376)
Other operating losses	(15,417)	0	0
Adjusted EBITDA	362,980	182,178	162,139
Net income/(losses) from equity method investments	19,041	1,080	(537)
Severance costs	500
Balance Sheet:
Total assets	4,279,560	4,948,295
Equity method investments	104,108	52,215	44,385
Capital expenditures (note 18 and 20)	304,193	219,582
Assets held for sale	721	1,697,776
Vessel management fees and other revenues
Statement of Operations:
Total operating revenues	44,085	27,777	20,695
Continuing operations
Statement of Operations:
Net income/(losses) from equity method investments	19,041	1,080	(537)
Balance Sheet:
Total assets	4,278,839	3,250,519
Equity method investments	104,108	52,215
Capital expenditures (note 18 and 20)	304,193	219,582
Operating segments | Continuing operations
Statement of Operations:
Total operating revenues	267,740	260,273	261,388
Vessel operating expenses	72,802	64,366	(57,252)
Voyage, charterhire and commission expenses	2,444	(669)	1,544
Administrative (income)/expenses	(38,100)
Administrative (income)/expenses		(35,311)	(34,376)
Project development expenses	(8,017)		(8,616)
Project development income/(expenses)		(2,521)
Realized gain on oil and gas derivative instruments (note 8)	232,020	24,772	2,539
Other operating losses	(15,417)
Adjusted EBITDA	362,980	182,178	162,139
Net income/(losses) from equity method investments	24,234	0	0
Operating segments | FLNG | FLNG Study
Statement of Operations:
Total operating revenues	900
Operating segments | FLNG | Continuing operations
Statement of Operations:
Total operating revenues	214,825	221,020	226,061
Vessel operating expenses	58,583	51,195	(52,104)
Voyage, charterhire and commission expenses	600	(600)	0
Administrative (income)/expenses	22
Administrative (income)/expenses		(241)	(1,672)
Project development expenses	(5,335)		(2,793)
Project development income/(expenses)		(3,171)
Realized gain on oil and gas derivative instruments (note 8)	232,020	24,772	2,539
Other operating losses	(15,417)
Adjusted EBITDA	366,932	190,585	172,031
Net income/(losses) from equity method investments	0	0	0
Balance Sheet:
Total assets	2,815,552	2,314,342
Equity method investments	0	0
Capital expenditures (note 18 and 20)	301,292	219,582
Operating segments | Corporate and other | Continuing operations
Statement of Operations:
Total operating revenues	43,230	27,777	20,695
Vessel operating expenses	6,578	12,119	504
Voyage, charterhire and commission expenses	34	166	0
Administrative (income)/expenses	(38,224)
Administrative (income)/expenses		(34,913)	(32,068)
Project development expenses	(2,637)		(5,711)
Project development income/(expenses)		507
Realized gain on oil and gas derivative instruments (note 8)	0	0	0
Other operating losses	0
Adjusted EBITDA	(4,243)	(18,582)	(16,580)
Net income/(losses) from equity method investments	(5,193)	1,080	(537)
Balance Sheet:
Total assets	1,410,587	807,276
Equity method investments	48,669	52,215
Capital expenditures (note 18 and 20)	0	0
Operating segments | Shipping | Continuing operations
Statement of Operations:
Total operating revenues	9,685	11,476	14,632
Vessel operating expenses	7,641	1,052	(5,652)
Voyage, charterhire and commission expenses	1,810	(235)	1,544
Administrative (income)/expenses	102
Administrative (income)/expenses		(157)	(636)
Project development expenses	(45)		(112)
Project development income/(expenses)		143
Realized gain on oil and gas derivative instruments (note 8)	0	0	0
Other operating losses	0
Adjusted EBITDA	291	10,175	6,688
Net income/(losses) from equity method investments	24,234	0	$ 0
Balance Sheet:
Total assets	52,700	128,901
Equity method investments	55,439	0
Capital expenditures (note 18 and 20)	$ 2,901	$ 0